Provisions and other non-current liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions and other non-current liabilities
Other non-current liabilities	$ 3,379	$ 1,430	$ 1,409
TOTAL	21,402	20,269	20,925	$ 20,613
Litigations and accrued penalty claims
Provisions and other non-current liabilities
Provisions	529	285	320
Litigations and accrued penalty claims | Exploration & Production
Provisions and other non-current liabilities
Provisions	257	192	208
Litigations and accrued penalty claims | Refining & Chemicals
Provisions and other non-current liabilities
Provisions	159
Provisions for environmental contingencies
Provisions and other non-current liabilities
Provisions	751	812	960
Asset retirement obligations
Provisions and other non-current liabilities
Provisions	13,110	14,976	15,368	$ 14,492
Other non-current provisions
Provisions and other non-current liabilities
Provisions	3,633	2,766	2,868
Restructuring activities
Provisions and other non-current liabilities
Provisions	282	506	293
Financial risks related to non-consolidated and equity accounted for affiliates
Provisions and other non-current liabilities
Provisions	$ 1,582	265	134
Contingency reserve on solar panels warranties (Sunpower)
Provisions and other non-current liabilities
Provisions		$ 83	$ 82